Summary of Significant Accounting Policies and Procedures and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies and Procedures and Recent Accounting Pronouncements [Abstract]
Reconciliation of net income to taxable net income

	2011(1)	2010	2009
Net income available to common stockholders	$132,779	$106,531	$106,874
Preferred stock cash dividends	24,253	24,253	24,253
Depreciation and amortization timing differences	32,215	23,024	27,094
Tax gain on the sales of real estate less than book gain	--	--	(5,436)
Tax loss on the sale of real estate less than book gain	(6,661)	(10,063)	--
Elimination of net revenue and expenses from Crest	418	1,337	378
Compensation deduction per Section 162(m) of the Code	4,896	2,915	2,144
Adjustment for share-based compensation	(622)	562	1,824
Adjustment for straight-line rent	(1,562)	(1,613)	(1,117)
Adjustment for acquisition expenses	1,503	368	62
Adjustment for an increase in prepaid rent	3,584	4,223	1,273
Other adjustments	6	(30)	(2,958)
Taxable net income, before our dividends paid deduction	$190,809	$151,507	$154,391

(1) The 2011 information presented is a reconciliation of our net income available to common stockholders to estimated taxable net income.

Reconciliation of shares used in net income per common share

	2011	2010	2009
Weighted average shares used for the basic net income per share computation	126,142,696	105,869,637	103,577,507
Incremental shares from share-based compensation	46,703	73,084	3,546
Adjusted weighted average shares used for diluted net income per share computation	126,189,399	105,942,721	103,581,053
Unvested shares from share-based compensation that were anti-dilutive	13,020	87,600	542,368

Other assets

December 31,	2011	2010
Value of in-place leases, net of accumulated amortization	$123,255	$21,635
Value of above-market leases, net of accumulated amortization	30,081	4,586
Deferred bond financing costs, net	22,209	14,203
Notes receivable issued in connection with Crest property sales	19,025	22,075
Prepaid expenses	9,833	8,431
Note receivable issued in connection with 2011 acquisitions	8,780	--
Credit facility origination costs, net	3,141	4,619
Loans receivable	2,178	--
Corporate assets, net of accumulated depreciation and amortization	849	827
Deferred financing costs on mortgages payable, net	751	--
Restricted escrow deposits	50	6,361
Other items	2,483	1,861
	$222,635	$84,598

Distributions payable

December 31,	2011	2010
Common stock distributions	$19,384	$17,030
Preferred stock dividends	2,021	2,021
	$21,405	$19,051

Accounts payable and other accrued expenses

December 31,	2011	2010
Bond interest payable	$35,195	$33,240
Accrued costs on properties under development	4,766	420
Other items	18,809	13,359
	$58,770	$47,019

Other liabilities

December 31,	2011	2010
Rent received in advance	$18,149	$14,564
Value of in-place below-market leases, net of accumulated amortization	6,423	3,452
Security deposits	4,607	4,539
	$29,179	$22,555

Income from discontinued operations

Income from discontinued operations	2011	2010	2009
Gain on sales of investment properties	$5,193	$8,676	$8,059
Rental revenue	5,454	6,867	9,687
Other revenue	43	32	592
Depreciation and amortization	(1,480)	(2,367)	(3,169)
Property expenses	(704)	(1,327)	(1,187)
Provisions for impairment	(395)	(171)	(110)
Crest’s income from discontinued operations	842	946	1,172
Income from discontinued operations	$8,953	$12,656	$15,044
Per common share, basic and diluted	$0.07	$0.12	$0.15

Future impact of above-market, below-market and in-place lease intangibles

	Net decrease to rental revenue	Increase to amortization expense
2012	$(1,930)	$13,280
2013	(1,930)	13,281
2014	(2,015)	13,069
2015	(1,962)	12,275
2016	(1,957)	12,196
Thereafter	(13,864)	59,154
Totals	$(23,658)	$123,255